Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Practices and Annual Stock-Based Compensation: The Compensation Committee generally grants annual equity awards on specific dates that are scheduled in advance, which generally coincide with regularly scheduled meetings of the Compensation Committee and the Board of Directors in the first quarter of each year. We do not have any plans to select equity award grant dates for our NEOs in coordination with the release of material non-public information. Typically, equity awards are granted to our NEOs at the same time as equity awards are granted to our other employees. In certain circumstances, such as new hires or promotions, equity awards in the form of RSUs, are granted separately by the Compensation Committee or our Chief Executive Officer and Chief Financial Officer who are duly authorized by the Compensation Committee.

Award Timing Method	Typically, equity awards are granted to our NEOs at the same time as equity awards are granted to our other employees. In certain circumstances, such as new hires or promotions, equity awards in the form of RSUs, are granted separately by the Compensation Committee or our Chief Executive Officer and Chief Financial Officer who are duly authorized by the Compensation Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not have any plans to select equity award grant dates for our NEOs in coordination with the release of material non-public information.